Organization and Business Description	12 Months Ended
Dec. 31, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Harden Technologies Inc. (“Harden” or the “Company”), is a company that was established under the laws of the British Virgin Islands on April 8, 2021 as a holding company. The Company, through its subsidiaries, specializes in the manufacture of customized industrial recycling equipment. Mr. Jiawen Miao (“Mr. Miao”), the Chairman of the Board of Directors and Chief Executive Officer (“CEO”), is the ultimate controlling shareholder (“the controlling shareholder”) of the Company.

As of December 31, 2023, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Harden International Limited (“Harden HK”)	April 20,2021	Hong Kong, PRC	100%	Investment Holding
Harwell Technologies Ltd. (“WOFE”)	May 13,2021	Guangdong Province, PRC	100%	Technical service
Harden Machinery Ltd. (“Harden Machinery”)	May 10, 2010	Guangdong Province, PRC	100%	Manufacture of recycling equipment
Dr. Shredder Technologies Ltd. (“Dr. Shredder”)	September 29, 2017	Guangdong Province, PRC	55% owned subsidiary of Harden Machinery	Manufacture of recycling equipment

As described below, the Company, through a series of transactions which are accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent of its subsidiaries.

Reorganization

A reorganization of the legal structure was completed on June 3, 2021. The reorganization involved:

(i)	the formation of the Company’s wholly owned subsidiary-Harden HK and Harden HK’s wholly owned subsidiary — WOFE;

(ii)	the transfer of all the shareholders’ equity interest in Harden Machinery to the WOFE on May 27, 2021

Before and after the reorganization, the Company, together with its subsidiaries, is effectively controlled by the same shareholders, and therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with ASC 805-50-45-5.